Common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance, amount	$ 12,092,577	$ 18,158,805
Balance, amount	$ 8,545,409	$ 12,092,577	$ 18,158,805
Common Shares
Beginning Balance, Shares	68,949,109	65,250,710	64,437,790
Rights offering, net of issuance costs, Shares		2,149,180
Private placement, net of issuance costs, Shares	8,510,000	1,148,282
Issuance For Employee Stock Purchase Plan, Shares	309,509	188,633	304,550
Issuance For Restricted Stock Units, Shares	256,619	212,304	208,370
Issuance For Sfd Geothermal Right, Shares			300,000
Ending Balance, Shares	78,025,237	68,949,109	65,250,710
Balance, amount	$ 96,423,648	$ 95,779,352	$ 95,327,123
Rights offering, net of issuance costs, Amount		216,062
Private placement, net of issuance costs, Amount	1,622,057	216,182
Issuance For Employee Stock Purchase Plan, Amount	$ 66,755	$ 89,127	173,023
Issuance For Restricted Stock Units, Amount	66,811	122,925	114,604
Issuance For Sfd Geothermal Right, Amount			164,602
Balance, amount	$ 98,179,271	$ 96,423,648	$ 95,779,352